Derivative Liabilities (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Derivative warrant liabilities					$ 0	$ 20,848
Derivative gains	$ 0	$ 1,196	$ 0	$ 20,845	$ 20,848	$ 16,486